Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 98.4%
Equity Funds – 98.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $112,653,024) ..................................................... 186,928 $ 105,034,844
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Puts – Exchange-Traded – 1.5%
S&P 500 Index, April Strike Price $5,640, Expires 4/17/25 ............... 200 $ 112,800,000 1,665,000
Total Purchased Options (Cost $2,197,444) ........................................... 1,665,000
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(c)
(Cost $54,372) .......................................................... 54,372 54,372
Total Investments – 100.0%
(Cost $114,904,840) ........................................................... $ 106,754,216
Liabilities in Excess of Other Assets – (0.0)%† ........................................ (45,443)
Net Assets – 100.0% ............................................................ $ 106,708,773
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $18,823,650 have been pledged as collateral for options as of March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 98.4%
Purchased Options ............................................................................ 1.5%
Money Market Funds .......................................................................... 0.1%
Total Investments ............................................................................. 100.0%
Liabilities in Excess of Other Assets ............................................................... (0.0)%†
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.